8 Loan Payable - Other: LOAN PAYABLE - OTHER (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Other Loans Payable, Current	$ 114,304	$ 114,562
OtherLoansPayableCurrent1to2years	1,664,035
OtherLoansPayableCurrent2to3years	22,419	1,690,270
Other Loans Payable	1,800,758	1,804,832
Loan payable - others	$ 1,686,454	$ 1,690,270